LEASE OBLIGATIONS (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) ft²	Dec. 31, 2024 USD ($) ft²
Corporate Office and Distribution Center [Member]
Area of property | ft²		42,000
Rent expense | $		$ 12,000
Showroom Space [Member]
Area of property | ft²		2,000
Rent expense | $		$ 25,000
Company Warehouse and Distribution Center [Member]
Area of Land | ft²	42,000
Payments for Rent | $	$ 12,000